Summary of Significant Accounting Policies - Summary of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 904	$ 1,230	$ 1,230	$ 1,048
Bad debt expense			383	176
Decrease due to write-offs	(119)	(709)	(709)	(89)
Addition related to acquisitions				95
Ending balance	$ 1,342	$ 805	$ 904	$ 1,230